Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	£ 1,631
Ending balance, Property, plant and equipment	1,537	£ 1,631
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	3,349	3,140
Additions	102	465
Disposals	(129)	(169)
Exchange and other movements	(18)	(87)
Ending balance, Property, plant and equipment	3,304	3,349
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(1,718)	(1,684)
Additions	(210)	(31)
Depreciation charge	(2)	(212)
Disposals	116	155
Exchange and other movements	47	54
Ending balance, Property, plant and equipment	(1,767)	(1,718)
Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	938
Ending balance, Property, plant and equipment	889	938
Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1,635	1,463
Additions	39	233
Disposals	(25)	(19)
Exchange and other movements	(30)	(42)
Ending balance, Property, plant and equipment	1,619	1,635
Property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(697)	(658)
Additions	(72)	0
Depreciation charge	0	(72)
Disposals	22	13
Exchange and other movements	17	20
Ending balance, Property, plant and equipment	(730)	(697)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	205
Ending balance, Property, plant and equipment	166	205
Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	1,071	1,079
Additions	35	182
Disposals	(88)	(144)
Exchange and other movements	(31)	(46)
Ending balance, Property, plant and equipment	987	1,071
Equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(866)	(946)
Additions	(61)	(31)
Depreciation charge	0	(65)
Disposals	84	142
Exchange and other movements	22	34
Ending balance, Property, plant and equipment	(821)	(866)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment	0	0
Leased assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	9	9
Additions	0	0
Disposals	(9)	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	9
Leased assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(9)	(9)
Additions	0	0
Depreciation charge	0	0
Disposals	9	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	(9)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	13
Ending balance, Property, plant and equipment	10	13
Investment property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	13	9
Additions	0	5
Disposals	(1)	0
Exchange and other movements	(2)	(1)
Ending balance, Property, plant and equipment	10	13
Investment property [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	0	0
Additions	0	0
Depreciation charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	475
Ending balance, Property, plant and equipment	472	475
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	621	580
Additions	28	45
Disposals	(6)	(6)
Exchange and other movements	45	2
Ending balance, Property, plant and equipment	688	621
Right of use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance, Property, plant and equipment	(146)	(71)
Additions	(77)	0
Depreciation charge	(2)	(75)
Disposals	1	0
Exchange and other movements	8	0
Ending balance, Property, plant and equipment	£ (216)	£ (146)